Financial Instruments and Risk Management - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Cash	$ 364.0	$ 384.4
Cash equivalents	10.5	9.6
Cash and cash equivalents	$ 374.5	$ 394.0	$ 463.8	$ 479.5